Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of December 31, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, as of December 31, 2012 and for the succeeding five fiscal years is as follows (in thousands):

Year ended December 31,	Future Minimum Rental Income
2013	$252,027
2014	245,824
2015	238,691
2016	223,202
2017	206,679
Thereafter	1,314,685
Total	$2,481,108